Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Securities available-for-sale, at fair value:
Fixed maturities (amortized cost: 2015 - $399,525,617; 2014 - $403,596,261)	$ 409,146,807	$ 430,117,478
Equity securities (cost: 2015 - $7,452,666; 2014 - $6,331,436)	7,616,789	7,405,819
Mortgage loans on real estate	33,174,131	29,459,436
Policy loans	6,702,911	6,665,493
State-guaranteed receivables	7,692,959	7,917,379
Investments in convertible options	957,405
Other invested assets	2,379,451	3,270,848
Total investments	467,670,453	484,836,453
Cash and cash equivalents	3,619,663	1,870,867
Accrued investment income	5,149,612	5,190,740
Due premiums	2,946,218	3,217,136
Deferred acquisition costs	17,237,522	17,847,907
Value of business acquired	225,276	301,037
Leased property under capital leases	381,432	555,251
Property and equipment	909,151	1,000,120
Cash value of company-owned life insurance	13,191,773	12,441,833
Other assets	2,374,292	2,041,050
Amounts recoverable from reinsurers	56,332,692	55,910,993
Total assets	570,038,084	585,213,387
Policy liabilities:
Benefit reserves	493,369,378	490,126,730
Unearned premium reserves	8,119,385	7,812,972
Policy claims	2,584,088	2,821,106
Liability for deposit-type contracts	3,400,836	3,432,793
Reserves for dividends and endowments and other	388,193	391,439
Total policy liabilities	507,861,880	504,585,040
Deferred federal income tax liability	1,105,776	7,785,450
Obligations under capital leases	377,259	553,028
Notes payable	1,433,448	2,508,576
Accrued pension liability	6,075,376	5,141,442
Other liabilities	3,933,343	4,103,365
Total liabilities	520,787,082	524,676,901
STOCKHOLDERS' EQUITY
Common stock (shares issued: 2015 - 1,117,647; 2014 - 1,123,980)	1,117,647	1,123,980
Paid-in surplus	8,913,360	8,908,243
Accumulated other comprehensive income	757,161	12,704,319
Retained earnings	38,462,834	37,799,944
Total stockholders' equity	49,251,002	60,536,486
Total liabilities and stockholders' equity	$ 570,038,084	$ 585,213,387